Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Interest bearing deposits
(In thousands)	December 31, 2020	December 31, 2019
Savings accounts	$14,031,736	$10,618,629
NOW, money market and other interest bearing demand deposits	22,398,057	16,305,007
Total savings, NOW, money market and other interest bearing demand deposits	36,429,793	26,923,636
Certificates of deposit:
Under $100,000	2,917,700	3,133,840
$100,000 and over	4,390,148	4,540,957
Total certificates of deposit	7,307,848	7,674,797
Total interest bearing deposits	$43,737,641	$34,598,433

Summary Of Certificates Of Deposit By Maturity Disclosures
(In thousands)
2021	$4,486,877
2022	964,179
2023	658,383
2024	562,093
2025	568,047
2026 and thereafter	68,269
Total certificates of deposit	$7,307,848